Expense Example, No Redemption - Class C	Mar. 31, 2025 USD ($)
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 121
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	737
Expense Example, No Redemption, 10 Years	1,641
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	$ 2,317